Subsequent Events (Details) - Subsequent Event - USD ($) shares in Millions, $ in Millions	Jan. 25, 2019	Jan. 08, 2019
Subsequent Event [Line Items]
Number of shares authorized to be repurchased (in shares)		1
MolecularMD Corp.
Subsequent Event [Line Items]
Percentage of equity share capital acquired	100.00%
Consideration transferred	$ 42